10. Fair Value Measurements	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Fair Value Disclosures [Abstract]
Fair Value Measurements

NOTE 9 - FAIR VALUE MEASUREMENTS

Equities measured at fair value on a recurring basis at June 30, 2018, are summarized as follows:

	Level 1	Level 2	Level 3	Total
Fair value of options	$–	$2,097,912	$–	$2,097,912

Equities measured at fair value on a recurring basis at December 31, 2017, are summarized as follows:

	Level 1	Level 2	Level 3	Total
Fair value of options	$–	$960,518	$–	$960,518

Fair value is calculated using the Black-Scholes options pricing model for options.

Liabilities measured at fair value on a recurring basis at December 31, 2017, are summarized as follows:

	Level 1	Level 2	Level 3	Total
Fair value of options	$–	$960,518	$–	$960,518
Fair value of derivatives	$–	$–	$–	$–

Fair value is calculated using the Black-Scholes options pricing model for the stock options and the Binomial Lattice model for the derivatives.

Liabilities measured at fair value on a recurring basis at December 31, 2016, are summarized as follows:

	Level 1	Level 2	Level 3	Total
Fair value of options	$–	$1,609,699	$–	$1,609,699
Fair value of derivatives	$–	$–	$234,502	$234,502